Debt - Unsecured Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 7,113	€ 7,035	€ 7,270
Unsecured bonds adjustments	(55)	(47)
Unsecured Bond
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,324	5,894
Due 30/03/2025; 1 3/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt		346
Due 22/05/2026; 1/2%
Disclosure of detailed information about borrowings [line items]
Long-term debt	750	750
Due 05/05/2027; 1 7/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	750	750
Due 02/05/2028; 1 3/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	500	500
Due 05/11/2029; 2 1/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	650	650
Due 30/03/2030; 2%
Disclosure of detailed information about borrowings [line items]
Long-term debt	500	500
Due 08/09/2031; 4 2/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	500	500
Due 31/05/2032; 3 3/4%
Disclosure of detailed information about borrowings [line items]
Long-term debt	700
Due 05/05/2033; 2 5/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	600	600
Due 15/05/2025; 7 3/4%
Disclosure of detailed information about borrowings [line items]
Long-term debt	52	49
Due 15/05/2025; 7 1/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	79	75
Due 01/06/2026; 7 1/5%
Disclosure of detailed information about borrowings [line items]
Long-term debt	121	114
Due 03/11/2038; 6 7/8%
Disclosure of detailed information about borrowings [line items]
Long-term debt	697	657
Due 15/03/2042; 5%
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 480	€ 452
Effective rate | Due 30/03/2025; 1 3/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	1.509%
Effective rate | Due 22/05/2026; 1/2%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	0.608%
Effective rate | Due 05/05/2027; 1 7/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	2.049%
Effective rate | Due 02/05/2028; 1 3/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	1.523%
Effective rate | Due 05/11/2029; 2 1/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	2.441%
Effective rate | Due 30/03/2030; 2%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	2.128%
Effective rate | Due 08/09/2031; 4 2/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	4.33%
Effective rate | Due 31/05/2032; 3 3/4%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	4.043%
Effective rate | Due 05/05/2033; 2 5/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	2.71%
Effective rate | Due 15/05/2025; 7 3/4%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	7.429%
Effective rate | Due 15/05/2025; 7 1/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	6.794%
Effective rate | Due 01/06/2026; 7 1/5%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	6.885%
Effective rate | Due 03/11/2038; 6 7/8%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	7.21%
Effective rate | Due 15/03/2042; 5%
Disclosure of detailed information about borrowings [line items]
Average rate of interest	5.273%